SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION
10.	SHARE-BASED COMPENSATION

Prior to the separation, certain of the Company’s employees participated in Fang’s 2010 Stock Related Award Incentive Plan (the “2010 Plan”) and 2015 Stock Related Award Incentive Plan (the “2015 Plan”), which provided employees with certain share-based awards as described below. Accordingly, certain costs related to the Plan have been allocated to the Company and are reflected in cost of revenues and operating expenses in the combined and consolidated statements of comprehensive income (loss).

Fang’s Stock related award incentive plan of 2010

On August 4, 2010, Fang’s board of directors and shareholders approved the 2010 Plan pursuant to which Fang may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its employees. The awards are typically subject to a four-year service vesting condition and performance conditions with a contractual life of ten years.

Fang’s Stock related award incentive plan of 2015

On June 4, 2015, Fang’s board of directors and shareholders approved the 2015 Plan pursuant to which Fang may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years.

On June 7, 2019, Fang’s board of directors approved the grant of options to certain officers and employees of the Company to purchase 268,500 ordinary shares of Fang with the exercise price of US$5.85 per share. These options vest over a period of 4 years. The options have a contractual term of 10 years.

In order to protect Fang’s equity awards holders from changes in the awards’ value following the separation, the Company issued the equivalent number of CIH’s equity awards to the holders of Fang’s equity awards (including both the Company and Fang’s employees) with substantially the same remaining vesting terms and conditions as applied to Fang’s equity awards to make them whole under the separation. These CIH equity awards have a nominal exercise price and may be exercisable if and to the extent that the corresponding Fang’s equity awards are exercised. The modified equity awards have the same terms and conditions as the awards held immediately before the separation.

CIH’s 2019 Equity Incentive Plan (CIH 2019 Plan)

On May 2, 2019, CIH’s board of directors and shareholders approved the CIH 2019 Plan pursuant to which CIH may issue up to (i) 5% of the total number of CIH’s outstanding ordinary shares as of the completion of its separation from Fang, plus (ii) the number of CIH’s ordinary shares that may be issued upon exercise of the awards to be granted with respect to the share options issued prior to the completion of the separation and distribution in connection with the Company to holders of Fang’s equity awards to make them whole under the separation. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years.

On April 1, 2020, CIH’s board of directors approved the grant of options to certain officers and employees of the Company to purchase 4,785,365 ordinary shares of CIH with the exercise price of US$1.35 per share. These options vest over a period of 4 years, with a contractual term of 10 years.

10.	SHARE-BASED COMPENSATION (continued)

Share options

A summary of Fang’s share options activities held by the Company’s employees for the year ended December 31, 2020 was as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2020	590,353	13.03	7.19	—
Forfeited	(16,010)	10.56	—	—
Expired	(73,215)	16.39	—	—
Outstanding as of December 31, 2020	501,128	12.62	6.69	—
Vested and expected to vest as of December 31, 2020 (a)	405,259	14.13	6.29	—
Exercisable as of December 31, 2020	309,390	16.57	5.64	—
(a)	Vested and expected to vest as of December 31, 2020 represents fully vested Fang’s share options and unvested Fang’s share options held by the Company’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2020.

The aggregate intrinsic value was nil as of December 31, 2020, because the exercise price is in excess of the fair value of Fang’s ordinary share as of December 31, 2020.

The fair values of the share options granted by Fang to the Company’s employees for the year ended December 31, 2018, and during the period from January 1, 2019 to June 11, 2019 are as follows:

		For the period
		between January 1
	Year Ended December 31,	and June 11,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	—	2.88
Aggregate grant date fair value of options	—	773,280

Total intrinsic value of Fang’s share options exercised by the Company’s employees for the years ended December 31, 2018, 2019 and 2020 was US$676,680 (equivalent to RMB4,476), nil and nil, respectively.

10.	SHARE-BASED COMPENSATION (continued)

A summary of CIH’s share options activity held by both the Company’s employees and Fang’s employees for the year ended December 31, 2020 was as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2020	7,227,971	0.001	4.97	26,302,586
Granted	4,785,365	1.35	—	—
Forfeited	(408,825)	0.88	—	—
Expired	(386,965)	0.001	—	—
Outstanding as of December 31, 2020	11,217,546	0.54	6.99	15,993,085
Vested and expected to vest as of December 31, 2020 (a)	8,462,425	0.36	6.31	13,615,383
Exercisable as of December 31, 2020	5,707,303	0.001	4.98	11,237,680
(a)	Vested and expected to vest as of December 31, 2020 represents fully vested CIH’s share options and unvested CIH’s share options held by the Company’s and Fang’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2020.

The aggregate intrinsic value in the table above represents the difference between the fair value of CIH’s ordinary share as of December 31, 2020 and the exercise price of CIH’s share options, which may be exercisable if and to the extent that the corresponding Fang’s share options are exercised.

The weighted average grant date fair value and aggregate grant date fair value of the share options granted by CIH to the Company’s employees for the year ended December 31, 2020 was US$0.49 per share and US$2,359,450.

As of December 31, 2020, there was RMB13,172 of unrecognized share-based compensation cost related to CIH and Fang’s share options held by the Company’s employees that are expected to be recognized over a weighted-average vesting period of 3.10 years.

Fang and the Company estimated the fair value of share options granted to the Company’s employees as of the date of grant, using the binomial option pricing model with the following assumptions:

	For the period between	For the period between
	January 1 and June 11,	June 11 and December 31,	For the year ended December 31,
	2019	2019	2020
Expected volatility	45%	38.7%~45.4%	32%
Expected dividends yield	nil	nil	nil
Expected term	10 years	0.55~9.99 years	10 years
Risk-free interest rate per annum	2.08%	1.9%~2.2%	0.6%
Exercise multiple	2.2-2.8	2.2~2.8	2.2~2.8

The volatility assumption was estimated based on the historical volatility of Fang and comparable companies in the same business, with a time horizon close to the expected term of the CIH and Fang’s share options. The dividend yield of nil was based on estimated dividend distribution for the share options granted in the foreseeable future. The expected term was remaining contract life of the share options. The risk-free rate was estimated based on the market yield of US Treasury Bonds and Notes with maturity terms equal to the expected term of the share options. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees would decide to voluntarily exercise their vested options.

10.	SHARE-BASED COMPENSATION (continued)

Restricted Shares

A summary of Fang’s restricted shares held by the Company’s employees for the year ended December 31, 2020 was stated below:

		Weighted
		Average Grant
	Number of Shares	Date Fair Value US$
Unvested as of January 1, 2020	62,858	17.55
Vested	(28,320)	17.55
Forfeited	(6,168)	17.55
Unvested as of December 31, 2020	28,370	17.55

A summary of CIH’s restricted shares held by both the Company’s and Fang’s employees for the year ended December 31, 2020 was stated below:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value US$
Unvested as of January 1, 2020	672,030	0.34
Vested	(306,977)	0.34
Forfeited	(63,578)	0.34
Unvested as of December 31, 2020	310,475	0.34

As of December 31, 2020, there was RMB994 of unrecognized share-based compensation cost related to CIH and Fang’s restricted shares held by the Company’s employees that are expected to be recognized over a weighted-average vesting period of 0.66 years.

Total share-based compensation expense of CIH and Fang’s share-based awards granted to CIH’s employees was as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
Cost of revenues	2,157	1,537	1,772
Selling expenses	366	787	901
General and administrative expenses	4,285	5,910	5,939
Total	6,808	8,234	8,612